Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows	S/ 44,527	S/ 77,425
Outflows	(45,205)	(59,104)
Net	(678)	18,321
Discounted at the applicable interbank rates	(1,302)	12,268
On demand [member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows		1,470
Outflows
Net		1,470
Discounted at the applicable interbank rates		1,470
Not later than three months [member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows
Outflows	(1,601)	(1,631)
Net	(1,601)	(1,631)
Discounted at the applicable interbank rates	(1,595)	(1,625)
Later than three months and not later than one year [member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows
Outflows	(7,394)	(7,448)
Net	(7,394)	(7,448)
Discounted at the applicable interbank rates	(7,280)	(7,336)
Later than one year and not later than five years [member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows	44,527	75,955
Outflows	(36,210)	(50,025)
Net	8,317	25,930
Discounted at the applicable interbank rates	7,573	19,759
Later than five years [member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows
Outflows
Net
Discounted at the applicable interbank rates